Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 115,991	$ 166,552
Less: allowance for expected credit loss	(21)	(21)
Total accounts receivable net	$ 115,970	$ 166,531